Regulatory matters (Tables)	12 Months Ended
Mar. 31, 2025
Capital Requirements and Regulatory Adjustments Over Transitional Period

The capital requirements and regulatory adjustments are being phased in over a transitional period as follows:

	March 2024	March 2025	March 2026	March 2027
Minimum Common Equity Tier 1 capital	4.5%	4.5%	4.5%	4.5%
Minimum Tier 1 capital	6.0%	6.0%	6.0%	6.0%

Minimum total capital	8.0%	8.0%	8.0%	8.0%
Capital conservation buffer	2.5%	2.5%	2.5%	2.5%
Countercyclical capital buffer (1)	0.09%	0.11%	0.11%	0.11%
Additional loss absorbency requirements for G-SIBs and D-SIBs (2)	1.0%	1.0%	1.0%	1.0%
Minimum Leverage Ratio (3)	3.5%	3.7%	3.7%	3.7%

Notes:
(1)	Figures assume that the countercyclical capital buffer will continue to be 0.11% after March 202 5 .
(2)	Figures assume that the additional loss absorbency requirements applied to the Group as a G-SIB and D-SIB continue to be 1.0% on a fully effective basis in future years.
(3)
The ratios disclosed above include a leverage ratio buffer required to be met at 50% of the additional loss absorbency requirements applied to the Group as a
G-SIB
under the finalized Basel III reforms.

Capital Adequacy Ratios of MHFG, MHBK, and MHTB Calculated in Accordance with Japanese GAAP and Guidelines Established by Financial Services Agency
Capital adequacy ratios and leverage ratios of MHFG, MHBK, and MHTB as of March 31, 2024 and 2025 calculated in accordance with Japanese GAAP and the guidelines established by the Financial Services Agency are set forth in the following table:

	2024		2025
	Amount	Ratio	Amount	Ratio
	(in billions of yen, except percentages)
Consolidated:
MHFG:
Common Equity Tier 1 capital:
Required (1)	5,883	8.09	5,826	8.11
Actual	9,259	12.73	9,506	13.23
Tier 1 capital:
Required (1)	6,973	9.59	6,904	9.61
Actual	10,801	14.85	11,248	15.65
Total risk-based capital:
Required (1)	8,428	11.59	8,341	11.61
Actual	12,314	16.93	12,755	17.75
Leverage Ratio (2) :
Required (3)	8,028	3.50	8,715	3.70
Actual	10,801	4.70	11,248	4.77
MHBK:
Common Equity Tier 1 capital:
Required	2,968	4.50	2,964	4.50
Actual	7,431	11.26	7,529	11.42

	2024		2025
	Amount	Ratio	Amount	Ratio
	(in billions of yen, except percentages)
Tier 1 capital:
Required	3,957	6.00	3,952	6.00
Actual	8,973	13.60	9,267	14.06
Total risk-based capital:
Required	5,276	8.00	5,270	8.00
Actual	10,400	15.76	10,718	16.27
Leverage Ratio (2) :
Required	6,382	3.00	6,837	3.15
Actual	8,973	4.21	9,267	4.26
MHTB:
Common Equity Tier 1 capital:
Required	74	4.50	70	4.50
Actual	476	28.98	493	31.60
Tier 1 capital:
Required	98	6.00	93	6.00
Actual	476	28.98	493	31.60
Total risk-based capital:
Required	131	8.00	125	8.00
Actual	476	28.99	493	31.60
Leverage Ratio (2) :
Required	123	3.00	115	3.15
Actual	476	11.62	493	13.49
Non-consolidated:
MHBK:
Common Equity Tier 1 capital:
Required	2,716	4.50	2,737	4.50
Actual	6,273	10.39	6,116	10.05
Tier 1 capital:
Required	3,621	6.00	3,649	6.00
Actual	7,805	12.93	7,843	12.89
Total risk-based capital:
Required	4,828	8.00	4,866	8.00
Actual	9,185	15.21	9,258	15.22
Leverage Ratio (2) :
Required	5,867	3.00	6,240	3.15
Actual	7,805	3.99	7,843	3.95
MHTB:
Common Equity Tier 1 capital:
Required	70	4.50	66	4.50
Actual	446	28.60	454	30.86
Tier 1 capital:
Required	93	6.00	88	6.00
Actual	446	28.60	454	30.86

	2024		2025
	Amount	Ratio	Amount	Ratio
	(in billions of yen, except percentages)
Total risk-based capital:
Required	124	8.00	117	8.00
Actual	446	28.60	454	30.86
Leverage Ratio (2) :
Required	118	3.00	110	3.15
Actual	446	11.31	454	12.98

Notes:
(1)
The required ratios disclosed above, at March 31, 2024 and 2025, include the capital conservation buffer of 2.5%, the countercyclical capital buffer of 0.09% and 0.11%, respectively, and the additional loss absorbency requirements for
G-SIBs
and
D-SIBs
of 1.0%, which are all in addition to the regulatory minima. The respective required amounts are determined by applying the ratios to the sum of the risk weighted assets and certain other risk amounts.

(2)	The required and actual amounts disclosed above at March 31, 2024 and 2025 exclude amounts of deposits to the Bank of Japan.
(3)
The required ratios disclosed above, at March 31, 2024 and 2025, include a leverage ratio buffer required to be met at 50% of the additional loss absorbency requirements applied to the Group as a
G-SIB
under the finalized Basel III reforms.